Leases - Cash Flow From Lease Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$ 9	$ 8	$ 8
Financing cash outflows from finance leases	55	42	25
Operating cash outflows from operating leases	1,020	1,135	1,212
ROU assets obtained in exchange for new finance lease liabilities	196	46	50
ROU assets obtained in exchange for new operating lease liabilities	$ 705	$ 779	$ 785